Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2055 Portfolio℠
September 30, 2023
VIPF2055-NPRT3-1123
1.9893090.104
Domestic Equity Funds - 48.3%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	19,274	866,581
VIP Equity-Income Portfolio Initial Class (a)	29,626	709,843
VIP Growth & Income Portfolio Initial Class (a)	37,402	969,834
VIP Growth Portfolio Initial Class (a)	16,753	1,427,046
VIP Mid Cap Portfolio Initial Class (a)	6,653	224,819
VIP Value Portfolio Initial Class (a)	27,739	502,637
VIP Value Strategies Portfolio Initial Class (a)	16,182	250,496
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,631,141)		4,951,256

International Equity Funds - 40.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	140,200	1,390,782
VIP Overseas Portfolio Initial Class (a)	119,999	2,775,577
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,407,608)		4,166,359

Bond Funds - 10.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	24,459	218,908
Fidelity International Bond Index Fund (a)	6,378	56,640
Fidelity Long-Term Treasury Bond Index Fund (a)	65,782	599,274
VIP High Income Portfolio Initial Class (a)	6,057	27,739
VIP Investment Grade Bond II Portfolio - Initial Class (a)	21,791	200,695
TOTAL BOND FUNDS (Cost $1,265,572)		1,103,256

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $20,725)	20,725	20,725

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,325,046)	10,241,596
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,451)
NET ASSETS - 100.0%	10,240,145

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	144,228	123,363	45,158	(352)	(928)	(2,597)	218,908
Fidelity International Bond Index Fund	37,107	29,760	10,305	566	(51)	129	56,640
Fidelity Long-Term Treasury Bond Index Fund	400,988	386,825	123,065	11,789	(9,307)	(56,167)	599,274
VIP Contrafund Portfolio Initial Class	555,988	366,799	179,038	5,888	8,755	114,077	866,581
VIP Emerging Markets Portfolio Initial Class	936,922	769,644	316,396	1,697	(3,135)	3,747	1,390,782
VIP Equity-Income Portfolio Initial Class	498,232	335,584	134,040	-	1,140	8,927	709,843
VIP Government Money Market Portfolio Initial Class 5.09%	48,104	127,958	155,337	2,670	-	-	20,725
VIP Growth & Income Portfolio Initial Class	644,681	448,808	181,777	2,523	3,535	54,587	969,834
VIP Growth Portfolio Initial Class	873,086	676,979	324,522	6,505	11,300	190,203	1,427,046
VIP High Income Portfolio Initial Class	18,237	13,713	4,989	13	10	768	27,739
VIP Investment Grade Bond II Portfolio - Initial Class	53,827	193,231	40,793	19	(309)	(5,261)	200,695
VIP Mid Cap Portfolio Initial Class	155,484	105,869	42,180	387	181	5,465	224,819
VIP Overseas Portfolio Initial Class	1,807,101	1,355,471	479,289	-	13,127	79,167	2,775,577
VIP Value Portfolio Initial Class	359,239	223,662	117,337	-	878	36,195	502,637
VIP Value Strategies Portfolio Initial Class	178,065	114,458	59,492	454	1,106	16,359	250,496
	6,711,289	5,272,124	2,213,718	32,159	26,302	445,599	10,241,596

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.